EAIC Variable Contract Account A

Annual Report
December 31, 2025

EAIC VARIABLE CONTRACT ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025
	SUB-ACCOUNTS
	AST Aggressive Asset Allocation Portfolio (2)	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	PGIM 60/40 Allocation Fund - Class R6	PGIM Balanced Fund - Class Z
ASSETS:
Investments at fair value (1)	$18,443,821	$20,514,530	$7,060,254	$134,917,216	$28,518,613
Due from (due to) the Company	3	6	—	10	2
Purchase payments receivable	—	—	—	—	709
Receivable from fund shares sold	—	—	1,460	—	—
Total Assets	18,443,824	20,514,536	7,061,714	134,917,226	28,519,324

LIABILITIES:
Payable for fund shares purchased	—	—	—	—	582
Redemptions payable	—	—	1,460	—	127
Total Liabilities	—	—	1,460	—	709

NET ASSETS	$18,443,824	$20,514,536	$7,060,254	$134,917,226	$28,518,615

NET ASSETS REPRESENTED BY:
Accumulation units	$18,443,824	$20,514,536	$7,060,254	$134,917,226	$28,518,615

ACCUMULATION UNITS OUTSTANDING	662,146	836,335	365,559	7,034,507	824,616

UNIT VALUE (ACCUMULATION)	$27.85	$24.53	$19.31	$19.18	$34.58

(1) Cost of investments:	$8,688,998	$8,969,103	$3,650,946	$115,806,869	$22,917,311
Shares of investments:	489,876	640,279	298,027	9,588,999	1,544,887

(2) AST Capital Growth Asset Allocation Portfolio, name changed to AST Aggressive Asset Allocation Portfolio, effective May 01, 2025.
The accompanying notes are an integral part of these financial statements.

EAIC VARIABLE CONTRACT ACCOUNT A

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025
SUB-ACCOUNTS
Vanguard Balanced Index Fund - Institutional Shares
ASSETS:
Investments at fair value (1)	$193,961,717
Due from (due to) the Company	(18)
Purchase payments receivable	—
Receivable from fund shares sold	—
Total Assets	193,961,699

LIABILITIES:
Payable for fund shares purchased	—
Redemptions payable	—
Total Liabilities	—

NET ASSETS	$193,961,699

NET ASSETS REPRESENTED BY:
Accumulation units	$193,961,699

ACCUMULATION UNITS OUTSTANDING	8,397,114

UNIT VALUE (ACCUMULATION)	$23.10

(1) Cost of investments:	$149,384,338
Shares of investments:	3,743,712

The accompanying notes are an integral part of these financial statements.

EAIC VARIABLE CONTRACT ACCOUNT A

STATEMENT OF OPERATIONS
For the year ended December 31, 2025
	SUB-ACCOUNTS
	AST Aggressive Asset Allocation Portfolio (1)	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	PGIM 60/40 Allocation Fund - Class R6	PGIM Balanced Fund - Class Z
INVESTMENT INCOME:
Dividends	$—	$—	$—	$4,327,157	$628,197

EXPENSES:
Mortality and expense risk	174,440	214,766	73,827	1,238,041	295,076

NET INVESTMENT INCOME (LOSS)	(174,440)	(214,766)	(73,827)	3,089,116	333,121

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain distributions	—	—	—	2,554,123	1,916,823
Net realized gain (loss) on sale of fund shares	917,287	2,024,404	1,034,892	2,579,499	807,868
Change in unrealized appreciation (depreciation) on investments	1,640,202	561,913	(296,040)	6,373,137	700,439

Net realized and unrealized gain (loss) on investments	2,557,489	2,586,317	738,852	11,506,759	3,425,130

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,383,049	$2,371,551	$665,025	$14,595,875	$3,758,251

(1) AST Capital Growth Asset Allocation Portfolio, name changed to AST Aggressive Asset Allocation Portfolio, effective May 01, 2025.
The accompanying notes are an integral part of these financial statements.

EAIC VARIABLE CONTRACT ACCOUNT A

STATEMENT OF OPERATIONS
For the year ended December 31, 2025
SUB-ACCOUNTS
Vanguard Balanced Index Fund - Institutional Shares
INVESTMENT INCOME:
Dividends	$4,348,556

EXPENSES:
Mortality and expense risk	2,082,173

NET INVESTMENT INCOME (LOSS)	2,266,383

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain distributions	7,533,907
Net realized gain (loss) on sale of fund shares	6,974,540
Change in unrealized appreciation (depreciation) on investments	6,427,079

Net realized and unrealized gain (loss) on investments	20,935,526

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$23,201,909

The accompanying notes are an integral part of these financial statements.

EAIC VARIABLE CONTRACT ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2025
	SUB-ACCOUNTS
	AST Aggressive Asset Allocation Portfolio (1)	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	PGIM 60/40 Allocation Fund - Class R6	PGIM Balanced Fund - Class Z
OPERATIONS:
Net investment income (loss)	$(174,440)	$(214,766)	$(73,827)	$3,089,116	$333,121
Realized gain distributions	—	—	—	2,554,123	1,916,823
Net realized gain (loss) on sale of fund shares	917,287	2,024,404	1,034,892	2,579,499	807,868
Change in unrealized appreciation (depreciation) on investments	1,640,202	561,913	(296,040)	6,373,137	700,439

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,383,049	2,371,551	665,025	14,595,875	3,758,251

CONTRACT TRANSACTIONS:
Purchase payments received	335,723	2,005,647	271,433	21,257,298	517,793
Transfers for contract benefits and terminations	(1,330,801)	(1,991,958)	(1,283,030)	(12,035,002)	(5,470,922)
Net transfers	1,857,301	(983,626)	(906,608)	(1,755,720)	2,247,910
Contract maintenance charges	—	—	—	(2,386)	(6,162)
Other, net	—	—	—	77,513	(16,786)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT TRANSACTIONS	862,223	(969,937)	(1,918,205)	7,541,703	(2,728,167)

TOTAL INCREASE (DECREASE) IN NET ASSETS	3,245,272	1,401,614	(1,253,180)	22,137,578	1,030,084

NET ASSETS:
Beginning of period	15,198,552	19,112,922	8,313,434	112,779,648	27,488,531
End of period	$18,443,824	$20,514,536	$7,060,254	$134,917,226	$28,518,615

CHANGES IN UNITS OUTSTANDING:
Units issued	88,145	85,313	14,078	1,213,797	18,642
Units redeemed	(53,356)	(129,299)	(121,893)	(787,806)	(107,094)

Net increase (decrease)	34,789	(43,986)	(107,815)	425,991	(88,452)

(1) AST Capital Growth Asset Allocation Portfolio, name changed to AST Aggressive Asset Allocation Portfolio, effective May 01, 2025.
The accompanying notes are an integral part of these financial statements.

EAIC VARIABLE CONTRACT ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2025
SUB-ACCOUNTS
Vanguard Balanced Index Fund - Institutional Shares
OPERATIONS:
Net investment income (loss)	$2,266,383
Realized gain distributions	7,533,907
Net realized gain (loss) on sale of fund shares	6,974,540
Change in unrealized appreciation (depreciation) on investments	6,427,079

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	23,201,909

CONTRACT TRANSACTIONS:
Purchase payments received	1,551,374
Transfers for contract benefits and terminations	(33,939,983)
Net transfers	(4,283,482)
Contract maintenance charges	(7,290)
Other, net	45,521

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT TRANSACTIONS	(36,633,860)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,431,951)

NET ASSETS:
Beginning of period	207,393,650
End of period	$193,961,699

CHANGES IN UNITS OUTSTANDING:
Units issued	86,767
Units redeemed	(1,843,892)

Net increase (decrease)	(1,757,125)

The accompanying notes are an integral part of these financial statements.

EAIC VARIABLE CONTRACT ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2024
	SUB-ACCOUNTS
	AST Balanced Asset Allocation Portfolio	AST Capital Growth Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	PGIM 60/40 Allocation Fund - Class R6	PGIM Balanced Fund - Class Z
OPERATIONS:
Net investment income (loss)	$(211,553)	$(153,096)	$(88,282)	$5,044,870	$389,299
Realized gain distributions	—	—	—	2,362,726	1,382,685
Net realized gain (loss) on sale of fund shares	689,023	1,316,967	122,416	1,678,748	797,300
Change in unrealized appreciation (depreciation) on investments	1,377,881	720,874	498,419	5,863,145	682,758

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,855,351	1,884,745	532,553	14,949,489	3,252,042

CONTRACT TRANSACTIONS:
Purchase payments received	1,250,542	1,053,232	—	13,491,157	733,348
Transfers for contract benefits and terminations	(1,631,070)	(4,407,117)	(512,950)	(19,567,300)	(4,541,494)
Net transfers	—	—	—	1,101,144	(29,726)
Contract maintenance charges	—	(75)	—	(2,242)	(12,185)
Other, Net	—	—	—	94,273	12,606

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT TRANSACTIONS	(380,528)	(3,353,960)	(512,950)	(4,882,968)	(3,837,451)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,474,823	(1,469,215)	19,603	10,066,521	(585,409)

NET ASSETS:
Beginning of period	17,638,099	16,667,767	8,293,831	102,713,127	28,073,940
End of period	$19,112,922	$15,198,552	$8,313,434	$112,779,648	$27,488,531

CHANGES IN UNITS OUTSTANDING:
Units issued	64,035	68,450	—	928,331	27,664
Units redeemed	(82,849)	(221,175)	(30,363)	(1,240,040)	(157,642)

Net increase (decrease)	(18,814)	(152,725)	(30,363)	(311,709)	(129,978)

The accompanying notes are an integral part of these financial statements.

EAIC VARIABLE CONTRACT ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the year ended December 31, 2024
SUB-ACCOUNTS
Vanguard Balanced Index Fund - Institutional Shares
OPERATIONS:
Net investment income (loss)	$2,314,993
Realized gain distributions	6,380,637
Net realized gain (loss) on sale of fund shares	3,951,782
Change in unrealized appreciation (depreciation) on investments	13,954,390

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	26,601,802

CONTRACT TRANSACTIONS:
Purchase payments received	1,976,154
Transfers for contract benefits and terminations	(33,029,391)
Net transfers	(1,144,830)
Contract maintenance charges	(6,833)
Other, Net	48,705

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CONTRACT TRANSACTIONS	(32,156,195)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,554,393)

NET ASSETS:
Beginning of period	212,948,043
End of period	$207,393,650

CHANGES IN UNITS OUTSTANDING:
Units issued	128,171
Units redeemed	(1,836,132)

Net increase (decrease)	(1,707,961)

The accompanying notes are an integral part of these financial statements.

EAIC VARIABLE CONTRACT ACCOUNT A

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
The EAIC Variable Contract Account A (the Separate Account), a separate account of Empower Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Separate Account is a funding vehicle for group variable annuity contracts. It consists of numerous sub-accounts (Sub-accounts), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.
Under applicable insurance law, the assets and liabilities of each of the Sub-accounts of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the reserves and other contract liabilities with respect to the Separate Account is not chargeable with liabilities arising out of any other business the Company may conduct.
New sales of certain products which invest in the Separate Account have been discontinued. Generally, premium payments made by contract owners will continue to be received by the Separate Account, subject to the rules of the products and any optional benefits.
Significant Accounting Policies
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Separate Account is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following is a summary of the significant accounting policies of the Separate Account.
Security Valuation
Mutual fund investments held by the Sub-accounts are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.
The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2025, the only investments of each of the Sub-accounts of the Separate Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.
Fund of Funds Structure Risk
Since the Separate Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Separate Account. To the extent the Separate Account invests more of its assets in one underlying fund than another, the Separate Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income
Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date and the amounts distributed to the Sub-account for its share of dividends and capital gain distributions, if any, are reinvested in additional full and fractional shares of the related mutual funds. Capital gain distributions, if any, received from the underlying mutual funds are recorded as Realized gain distributions within the net realized and unrealized gain/(loss) on investments section of the Statement of Operations of the applicable Sub-accounts.
Federal Income Taxes
The operations of each of the Sub-accounts of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Sub-accounts of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.
Segment Reporting

In accordance with Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07), the Empower Product Team acts as the Separate Account's chief operating decision maker (CODM) and is responsible for assessing performance and allocating resources with respect to the Separate Account. The CODM has concluded that each Sub-account of the Separate Account operates as a single operating segment based on the fact that each has a single investment strategy as disclosed in its prospectus, against which the CODM assesses the performance, and it is the level at which discrete financial information is available. The financial information provided to and reviewed by the CODM is presented within the Separate Account's financial statements.
Application of Recent Accounting Pronouncements
In December 2023, the FASB issued Accounting Standards Update 2023-09 (ASU 2023-09), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Separate Account’s adoption of ASU 2023-09 did not have a material impact on the financial statements.
Due from (due to) the Company
Due from (due to) the Company represents the variance between investments and reserves applicable to the Sub-account.
Purchase Payments Received
Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Sub-accounts.
Net Transfers
The amounts reported as Net transfers on the Statement of Changes in Net Assets of the applicable Sub-accounts include transfers between Sub-accounts of the Separate Account as well as transfers between other investment options of the Company, not included in the Separate Account.
Other, Net
The amounts reported as Other, net on the Statement of Changes in Net Assets of the applicable Sub-accounts consist of loans from participant accounts and loan repayments to participant accounts.

2. PURCHASES AND SALES OF INVESTMENTS
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2025, were as follows:

Sub-account	Purchases	Sales
AST Aggressive Asset Allocation Portfolio	$2,194,247	$1,506,467
AST Balanced Asset Allocation Portfolio	2,005,647	3,190,356
AST Preservation Asset Allocation Portfolio	272,689	2,264,721
PGIM 60/40 Allocation Fund - Class R6	28,739,111	15,554,179
PGIM Balanced Fund - Class Z	3,107,838	3,586,063
Vanguard Balanced Index Fund - Institutional Shares	13,685,972	40,519,524
3. EXPENSES
Deductions for Assumption of Mortality and Expense Risk
The Company assumes mortality and expense risks related to the operations of the Separate Account. It deducts a daily charge from the unit value of each Sub-account equal to an effective annual rate disclosed below. If applicable, this charge is recorded as Mortality and expense risk in the Statement of Operations of the applicable Sub-accounts.
ERSA and ERSA II: 1.60%
ERSA Ill and ERSA VII: 1.75%
ERSA IV: 1.75% for Plan Type A, 1.50% for Plan Type B
ERSA VI: 1.50%
ERSA VIII: 0.00%
ERSA IX: 0.00%
Contract Maintenance Charges
A contract maintenance charge of up to $150 per year may be assessed on a quarterly basis. This charge may vary by contract type. This charge is assessed as a redemption of units and is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Sub-account.
Participant Loan Charges
For ERSA IV, the Company charges a loan application fee, the greatest of which currently is $100, which is deducted from the participant account at the time the loan is initiated. The Company also charges a loan maintenance fee, the greatest of which currently is $60 per year for record keeping and other administrative services provided in connection with the loan. The annualized loan maintenance charge will be prorated based on the number of full months that the loan is outstanding and is generally deducted quarterly. Under certain plans, the plan sponsor may pay loan fees, on behalf of participants in ERSA IV. This charge is a contract level charge assessed through the redemption of units.
For ERSA VI, the Company charges a loan application fee, the greatest of which currently is $50, which is deducted from the participant account at the time the loan is initiated. The Company also charges a loan maintenance fee, the greatest of which currently is $25 per year for record keeping and other administrative services provided in connection with the loan. The annualized loan maintenance charge will be prorated based on the number of full months that the loan is outstanding and is generally deducted quarterly within Other, net on the Statements of Changes in Net Assets.
Deductions for Premium Taxes
Some states and municipalities impose premium based taxes, which currently range from 0% to 3.5%. A charge may be imposed against the Separate Account for these tax obligations. This charge is a contract level charge assessed through the redemption of units within Other, net on the Statements of Changes in Net Assets.

Transfer Fees
A fee of up to $30 per transfer may be imposed for each transfer in excess of 12 in a contract year. Currently, this fee is waived. This charge is a contract level charge assessed through the redemption of units within Net transfers between other Sub-accounts or fixed rate option on the Statements of Changes in Net Assets.
Guaranteed Benefit Charges
Each annuity funded through the Separate Account offers a standard guaranteed minimum withdrawal benefit named lncomeFlex. Each annuity may also offer an optional spousal benefit, which allows the continuation of the lncomeFlex benefit for the lifetime of an eligible spouse.
For the ERSA, ERSA II and ERSA VIII, the charge for the standard benefit and optional spousal benefit is deducted on a daily basis from the net assets of each Sub-account. The maximum charge for the standard lncomeFlex benefit is 1.45%. The maximum additional charge for the Spousal lncomeFlex benefit is 0.6%. Therefore, the maximum total charge for the spousal benefit is 2.05%.
For ERSA III, ERSA IV, ERSA VI, ERSA VII, and ERSA IX there is a standard and optional spousal benefit, however, there is no additional charge for the optional spousal benefit, rather there is a reduced insurance benefit. The maximum charges for lncomeFlex for the respective products are as follows:
ERSA Ill: 1.50%
ERSA IV: 1.50% for Plan Type A and Plan Type B
ERSA VI: 1.50%
ERSA VII: 1.50%
ERSA IX: 1.50%
These charges are in addition to the other contract level charges and underlying mutual fund operating expenses. Current charges may be lower than these maximums. These charges are assessed through a reduction in unit values and disclosed as Mortality and expense risk on the Statement of Operations.
4. SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2025, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued, April 2, 2026. No subsequent events requiring adjustments or disclosures have occurred.
5. FINANCIAL HIGHLIGHTS
For each active Sub-account of the Separate Account, the accumulation units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds), and total return ratios for each year or period ended December 31 are included on the following pages. Unit values in the financial highlights are presented in order from the unit value associated with the highest expense ratio to the unit value associated with the lowest expense ratio. Because unit values on the Statement of Assets and Liabilities are calculated on an aggregated basis, they may not fall within the ranges presented in the financial highlights.
The Expense Ratios are presented as a range from lowest to highest and represent the annualized contract expenses of the respective Sub-accounts of the Separate Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Sub-accounts with a date notation indicate the effective date that the investment option was available in the Separate Account. As the total returns for the Sub-accounts of the Separate Account are presented as a range based on product groupings representing the highest and lowest expense ratios, total returns for individual contracts may not fall within the ranges presented.
The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Sub-account from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-account invests.

	At December 31					For the year ended December 31
	Units (000s)				Net Assets (000s)	Investment Income Ratio	Expense Ratio
		Unit Value					Lowest	—	Highest	Total Return Ratio

	AST Aggressive Asset Allocation Portfolio (1)
2025	662	$27.04	to	$27.96	$18,444	0.00%	0.95%	to	1.45%	14.50%	to	15.07%
2024	627	$23.62	to	$24.30	$15,199	0.00%	0.95%	to	1.45%	12.74%	to	13.29%
2023	588	$20.95	to	$21.45	$16,668	0.00%	0.95%	to	1.45%	16.40%	to	16.98%
2022	742	$18.00	to	$18.33	$13,590	0.00%	0.95%	to	1.45%	(18.10)%	to	(17.69)%
2021	446	$21.98	to	$22.27	$9,919	0.00%	0.95%	to	1.45%	15.29%	to	15.87%
(1) AST Capital Growth Asset Allocation Portfolio, name changed to AST Aggressive Asset Allocation Portfolio, effective May 01, 2025.

	AST Balanced Asset Allocation Portfolio
2025	836	$24.02	to	$24.83	$20,515	0.00%	0.95%	to	1.45%	12.70%	to	13.27%
2024	880	$21.31	to	$21.93	$19,113	0.00%	0.95%	to	1.45%	10.30%	to	10.87%
2023	704	$19.32	to	$19.78	$17,638	0.00%	0.95%	to	1.45%	14.10%	to	14.67%
2022	918	$16.94	to	$17.25	$15,750	0.00%	0.95%	to	1.45%	(17.46)%	to	(17.05)%
2021	794	$20.52	to	$20.80	$16,455	0.00%	0.95%	to	1.45%	11.22%	to	11.78%

	AST Preservation Asset Allocation Portfolio
2025	366	$18.84	to	$19.49	$7,060	0.00%	0.95%	to	1.45%	9.72%	to	10.27%
2024	473	$17.17	to	$17.67	$8,313	0.00%	0.95%	to	1.45%	6.24%	to	6.78%
2023	420	$16.17	to	$16.55	$8,294	0.00%	0.95%	to	1.45%	10.17%	to	10.72%
2022	511	$14.67	to	$14.95	$7,617	0.00%	0.95%	to	1.45%	(16.83)%	to	(16.42)%
2021	536	$17.64	to	$17.88	$9,566	0.00%	0.95%	to	1.45%	4.71%	to	5.24%

	PGIM 60/40 Allocation Fund - Class R6
2025	7,035	$19.10	to	$19.64	$134,917	3.58%	1.00%	to	1.15%	12.28%	to	12.45%
2024	6,609	$17.01	to	$17.46	$112,780	5.67%	1.00%	to	1.15%	14.93%	to	15.02%
2023	8,453	$14.80	to	$15.18	$102,713	3.14%	1.00%	to	1.15%	17.75%	to	17.75%
2022	6,629	$12.57	to	$12.89	$83,611	2.67%	1.00%	to	1.15%	(16.60)%	to	(16.48)%
2021	5,790	$15.04	to	$15.44	$87,416	7.37%	1.00%	to	1.15%	15.04%	to	15.21%

	At December 31					For the year ended December 31
	Units (000s)				Net Assets (000s)	Investment Income Ratio	Expense Ratio
		Unit Value					Lowest	—	Highest	Total Return Ratio

	PGIM Balanced Fund - Class Z
2025	825	$32.53	to	$36.57	$28,519	2.28%	1.00%	to	1.15%	14.46%	to	14.63%
2024	913	$28.42	to	$31.90	$27,489	2.45%	1.00%	to	1.15%	12.07%	to	12.21%
2023	1,685	$25.36	to	$28.43	$28,074	2.51%	1.00%	to	1.15%	15.74%	to	15.91%
2022	1,072	$21.91	to	$24.53	$24,988	1.96%	1.00%	to	1.15%	(17.01)%	to	(16.89)%
2021	1,020	$26.41	to	$29.51	$28,686	1.63%	1.00%	to	1.15%	13.40%	to	13.57%

	Vanguard Balanced Index Fund - Institutional Shares
2025	8,397	$28.44	to	$21.73	$193,962	2.19%	1.00%	to	1.20%	12.24%	to	12.46%
2024	10,154	$25.33	to	$19.32	$207,394	2.15%	1.00%	to	1.20%	13.23%	to	13.45%
2023	4,776	$22.37	to	$17.03	$212,948	2.15%	1.00%	to	1.20%	16.18%	to	16.42%
2022	12,067	$19.26	to	$14.59	$186,400	1.81%	1.15%	to	1.20%	(17.86)%	to	(17.81)%
2021	12,043	$23.44	to	$17.75	$227,256	1.46%	1.15%	to	1.20%	12.84%	to	12.90%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Contract Owners of EAIC Variable Contract Account A and the Board of Directors of Empower Annuity Insurance Company

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the Sub-accounts listed in Appendix A of EAIC Variable Contract Account A (the “Separate Account”), as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes, which include the financial highlights (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Sub-accounts constituting the Separate Account as of December 31, 2025, and the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the year ended December 31, 2021, were audited by other auditors, whose report, dated April 13, 2022, expressed an unqualified opinion on such financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP
Denver, Colorado
April 2, 2026
We have served as the auditor of one or more Empower Annuity Insurance Company of America separate accounts since 1981.

Appendix A – List of Sub-accounts of EAIC Variable Contract Account A

AST Aggressive Asset Allocation Portfolio (formerly, AST Capital Growth Asset Allocation Portfolio)
AST Balanced Asset Allocation Portfolio
AST Preservation Asset Allocation Portfolio
PGIM 60/40 Allocation Fund - Class R6
PGIM Balanced Fund - Class Z
Vanguard Balanced Index Fund - Institutional Shares